Leases (right of use assets and lease liabilities) (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	9.95%
Assets	€ 48,300,000	€ 43,400,000
Sweden [member]
IfrsStatementLineItems [Line Items]
Land and buildings	6,400,000
Amortisation expense	500,000
Scotland [member]
IfrsStatementLineItems [Line Items]
Land and buildings	1,200,000
Austria [member]
IfrsStatementLineItems [Line Items]
Land and buildings	24,000,000.0	24,800,000
Sweden [member]
IfrsStatementLineItems [Line Items]
Land and buildings	€ 22,100,000	€ 17,600,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	0.013%
Rental conracts interest rate percentage	2.493%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.186%
Rental conracts interest rate percentage	3.401%